Goodwill, Intangible Assets and In-Process Revenue Contracts (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Carrying Amount of Goodwill for Company's Reportable Segment
The carrying amount of goodwill for the years ended December 31, 2017 and 2016, for the Company’s reportable segments are as follows:

	Teekay Offshore $	Teekay LNG - Liquefied Gas Segment $	Conventional Tanker Segment $	Total $
Balance as of December 31, 2016	132,940	35,631	8,059	176,630
Decrease due to deconsolidation of Teekay Offshore (Note 3)	(132,940)	—	—	(132,940)
Balance as of December 31, 2017	—	35,631	8,059	43,690

Summary of Intangible Assets
As at December 31, 2017, the Company’s intangible assets consisted of:

	Gross Carrying Amount $	Accumulated Amortization $	Net Carrying Amount $
Customer contracts	193,194	(131,647)	61,547
Customer relationships	22,500	(8,005)	14,495
Off-market in-charter contracts (1)	17,900	(928)	16,972
	233,594	(140,580)	93,014
(1)    Represents the off-market in-charter contracts between the Company and Teekay Offshore for two Floating Storage and Offloading (or FSO) units.

As at December 31, 2016, the Company’s intangible assets consisted of:

	Gross Carrying Amount $	Accumulated Amortization $	Net Carrying Amount $
Customer contracts	317,222	(245,705)	71,517
Customer relationships	22,500	(4,842)	17,658
Other intangible assets	1,000	(1,000)	—
	340,722	(251,547)	89,175